Restricted Stock Units (RSUs) (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Pfizer		Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer
Shares
Nonvested, beginning balance (in shares)	0	1,921,000		1,656,000	1,486,000
Transferred (in shares)		338,000	[1]
Granted (in shares)	793,456	907,000		699,000	599,000
Vested (in shares)		(733,000)		(508,000)	(489,000)
Reinvested dividend equivalents (in shares)		91,000		75,000	61,000
Forfeited (in shares)	(3,072)	(5,000)		(1,000)	(1,000)
Nonvested, ending balance (in shares)	790,384	2,519,000		1,921,000	1,656,000
Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning balance(in dollars per share)	$ 0	$ 16.78		$ 17.79	$ 20.53
Transferred (in dollars per share)		$ 16.78	[1]
Granted (in dollars per share)	$ 26.00	$ 21.08		$ 18.83	$ 17.53
Vested (in dollars per share)		$ 13.55		$ 22.91	$ 25.86
Reinvested dividend equivalents (in dollars per share)		$ 22.81		$ 18.44	$ 17.92
Forfeited (in dollars per share)	$ 26.00	$ 20.55		$ 16.59	$ 18.42
Nonvested, ending balance(in dollars per share)	$ 26.00	$ 19.34		$ 16.78	$ 17.79

[1]	Represents nonvested restricted stock units as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.